Accumulated Other Comprehensive Income	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Accumulated Comprehensive Income
Accumulated Other Comprehensive Income

(in millions)	Cumulative Translation Adjustments	Net Actuarial Gain (Loss)	Accumulated Other Comprehensive Income (Loss)
As of December 31, 2013	$(69.2)	$(5.9)	$(75.1)
Other comprehensive income before reclassifications	1.8	—	1.8
Amortization of actuarial losses reclassified to net income	—	0.2	0.2
Other comprehensive income	1.8	0.2	2.0
As of March 31, 2014	$(67.4)	$(5.7)	$(73.1)

As of December 31, 2012	$(54.3)	$(11.7)	$(66.0)
Other comprehensive income before reclassifications	(2.3)	—	(2.3)
Amortization of actuarial losses reclassified to net income	—	0.2	0.2
Other comprehensive income (loss), net of tax	(2.3)	0.2	(2.1)
As of March 31, 2013	$(56.6)	$(11.5)	$(68.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME
The following table presents the changes in the components of accumulated other comprehensive income (loss).

	Cumulative Translation Adjustments	Net Actuarial Gain (Loss)	Accumulated Other Comprehensive Income (Loss)
At December 31, 2010	$(51.0)	$(7.1)	$(58.1)
Other comprehensive loss	(14.3)	(3.2)	(17.5)
At December 31, 2011	(65.3)	(10.3)	(75.6)
Other comprehensive income (loss)	11.0	(1.4)	9.6
At December 31, 2012	(54.3)	(11.7)	(66.0)
Other comprehensive income (loss) before reclassifications	(14.9)	5.2	(9.7)
Amortization of actuarial losses reclassified to net income (a)	—	0.6	0.6
Other comprehensive income (loss)	(14.9)	5.8	(9.1)
At December 31, 2013	$(69.2)	$(5.9)	$(75.1)

a)	See Note 11 for additional details of items reclassified from accumulated other comprehensive income to net income.
Net actuarial gain (loss) included in other comprehensive income (loss) is net of a tax expense of $3.3 million for the year ended December 31, 2013, and net of a tax benefit of $.3 million and $2.9 million for the years ended December 31, 2012 and 2011, respectively.